Issued capital and reserves	12 Months Ended
Dec. 31, 2017
Issued capital and reserves
Issued capital and reserves

16. Issued capital and reserves

Share capital

Issued and fully paid shares:

At December 31, 2016		Number of shares (millions)	$m
- Ordinary shares (par value €0.01)		11.1
Cancellation of ordinary shares	(i)	(11.1)	—
Issue of shares:
- Class A common shares (par value €0.01)	(ii)	18.6	—
- Class B common shares (par value €0.10)	(i)	217.7	23
At December 31, 2017		236.3	23

2017

(i)	Share reorganization

In March 2017, the Company completed a reorganization of its capital structure. The authorized share capital of the Company was set at €55 million, divided into 1 billion Class A common shares at a par value of €0.01 and 450 million Class B common shares at a par value of €0.10 per share.

The 11,111,200 outstanding ordinary shares of the Company were cancelled and the existing shareholders were issued, on a pro rata basis, 1,111,120 Class B common shares with an equivalent total par value to the cancelled shares. In addition, the Company converted its $716 million related party loan payable to ARD Group Finance Holdings S.A. (a subsidiary of its intermediate parent and a shareholder of the Company), into 86,154 Class B common shares, and issued 216,498,726 Class B common shares on a pro rata basis to existing shareholders, for no additional consideration. The par value was satisfied by a reallocation of existing share premium. Consequently, there was a total of 217,696,000 Class B common shares in issue prior to the Company’s IPO, as described below.

(ii)	Share issuance

On March 20, 2017, the Company closed its IPO of 18,630,000 Class A common shares on the NYSE at $19.00 per share. The net proceeds of the IPO were $323 million, after deducting underwriting discounts of $21 million and estimated directly attributable transaction costs of $10 million.

2016

(i)	Share premium

On September 21, 2016 the Company issued 1,111,200 ordinary shares to ARD Group Finance Holdings S.A. at a par value of €0.01 per share with a share premium of $7 million.

On the same date, the Board approved the reclassification of an element of the Company’s share premium to retained earnings, thereby realizing a distributable reserve, and subsequently paid a dividend to its parent company.

(ii)	Capital contribution

On September 21, 2016 the Company received a contribution of $485 million in cash from its parent company. There were no terms and conditions associated with the contribution. The proceeds from this contribution were mainly used to redeem part of the principal amount outstanding of its $841 million 8.625% Senior PIK Notes due 2019 and €295 million 8.375% Senior PIK Notes due 2019.

All other reserves are as stated in the consolidated statement of changes in equity.